Organization and Principal Activities - Schedule of Principal Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
Star Fashion (BVI) [Member]
Main subsidiaries:
Date of incorporation/acquisition	Sep. 04, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Star Fashion (Hong Kong) [Member]
Main subsidiaries:
Date of incorporation/acquisition	Sep. 18, 2023
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
WFOE [Member]
Main subsidiaries:
Date of incorporation/acquisition	Sep. 28, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Star Fashion (Xiamen) [Member]
Main subsidiaries:
Date of incorporation/acquisition	Aug. 11, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic interest	99.99%
Principal activities	Event hosting and marketing service
Star Fashion (Susong) [Member]
Main subsidiaries:
Date of incorporation/acquisition	Jan. 16, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding